Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2025	2024

Accounts receivable	$22,567,000	$28,715,543
Less: Allowance for credit losses	(8,422,902)	(11,434,431)
Accounts receivable, net	$14,144,098	$17,281,112

Schedule of Movement of Allowance for Doubtful Accounts

Movement of allowance for credit losses is as follows:

	As of December 31,
	2025	2024	2023

Beginning balance	$11,434,431	$7,133,370	$7,080,677
Provision for credit losses	(2,353,710)	4,625,042	256,834
Written-off	(201,621)	(131,158)	(6,214)
Decrease from disposal of subsidiaries	(690,021)	-	-
Foreign currency translation adjustments	233,823	(192,823)	(197,927)
Ending balance	$8,422,902	$11,434,431	$7,133,370